July 26, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:      WisdomTree Trust (the "Trust")
               File Nos. 333-132380 and 811-21864

Dear Sir or Madam:

      Please find enclosed for filing on behalf of WisdomTree Trust ("Trust"), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A ("Post-Effective Amendment"). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust. The prospectus and statement of additional information ("SAI") included in the Post-Effective Amendment include ten new series of the Trust. WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Cyclical Sector Fund, WisdomTree International Consumer Non-Cyclical Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund and WisdomTree International Utilities Sector Fund.

      In Investment Company Act Release No. 13768 (February 15, 1991) (the "Release"), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission.

      The disclosure contained in the Post-Effective Amendment is substantially the same in all respects to the disclosure contained in the Trust's registration statement on Form N-1A filed with the Commission on June 9, 2006 ("Initial Registration Statement"), except that it does not contain certain investment objective, investment strategies, or other disclosure relating to the domestic and international equity index funds contained in that filing.

      The Post-Effective Amendment contains information substantially identical to that set forth in the prospectus contained in the Trust's Initial Registration Statement with respect to the following matters:

-     Overview

-     Management

-     Shareholder Information

      The Post-Effective Amendment contains information substantially identical to that set forth in the statement of additional information contained in the Trust's Initial Registration Statement with respect to the following matters:

- General Description of the Trust (except disclosure applicable to the new series)

-     Investment Strategies and Risks

-     Proxy Voting Policy

-     Portfolio Holding Disclosure Policies and Procedures

-     Investment Limitations

-     Continuous Offering

-     Management of The Trust

-     Brokerage Transactions

-     Additional Information Concerning The Trust

-     Creation and Redemption of Creation Unit Aggregations

      Since the disclosure contained in the Post-Effective Amendment is substantially the same to that previously reviewed by the staff of the Commission, we respectfully request limited review of the Trust's Registration Statement by the staff.

      We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. Because the Fund intends to distribute preliminary prospectuses as soon as possible in September, we would appreciate a determination that no review is required or, alternatively, receiving any comments from the staff as soon as possible.

      The Post-Effective Amendment is scheduled to become effective automatically on October 9, 2006. We would therefore appreciate receiving any comments by September 15, 2006. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain any additional exhibits and information not provided in the Post-Effective Amendment.

      Should you have any questions relating to this filing, please contact the undersigned at (212) 536-4852 or Robert J. Borzone, Jr. of this Firm at (212) 536-4029. Thank you for your consideration of this filing.



                                             Very truly yours,

                                             /s/ A. Michael Primo

                                             A. Michael Primo



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